March 3, 1998



U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Dreyfus Premier International Funds, Inc.
     (formerly, Dreyfus Premier International Growth Fund,
     Inc.)
     Registration Statement File No. 33-44254
     CIK No. 0000881773

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of
1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 14 to the Registration
Statement, electronically filed with the Securities and Exchange Commission on February 26, 1998.

     Please address any comments or questions to the attention of the undersigned at (212) 922-6822.

                                   Very truly yours,




                                   Diane C. Eaton


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